Cash and due from banks and inter-bank funds	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and due from banks and inter-bank funds
4.	Cash and due from banks and inter-bank funds

(a)	The detail of cash and due from banks is as follows:

	2020	2019
	S/(000)	S/(000)
Cash and clearing (b)	2,152,432	1,877,843
Deposits in the BCRP (b)	14,102,067	5,861,570
Deposits in banks (c)	1,891,420	2,112,316
Accrued interest	1,879	6,209

	18,147,798	9,857,938
Restricted funds (d)	617,684	1,270,937

Total	18,765,482	11,128,875

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve in order to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2020	2019
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	4,603,067	4,998,770
Cash in vaults	1,958,921	1,757,917

Subtotal legal reserve	6,561,988	6,756,687
Non-mandatory reserve
Term deposits in the BCRP (**)	9,499,000	—
Overnight deposits in the BCRP	—	862,800
Cash and clearing	193,461	119,859

Subtotal non-mandatory reserve	9,692,461	982,659

Cash balances not subject to legal reserve	50	67

Total	16,254,499	7,739,413

(*)
The legal reserve funds maintained in the BCRP are
non-interest
bearing, except for the part that exceeds the minimum reserve required that accrued interest at a nominal annual rate. As of December 31, 2020, the excess in foreign currency accrued interest in US Dollars at an annual average rate of 0.01 percent (annual average rate of 1.25 percent as of December 31, 2019). During 2020 and 2019, Interbank did not maintain excess reserves in national currency.

In Group Management’s opinion, Interbank has complied with the requirements established by the rules in force related to the computation of the legal reserve.

(**)
As of December 31, 2020, corresponds to six term deposits in local currency that Interbank holds in the BCRP, have maturity in the first days of January 2021, and accrue an annual interest rate of 0.25 percent.

(c)	Deposits in domestic banks and abroad are mainly in Soles and US Dollars, they are freely available and accrue interest at market rates.
(d)	The Group maintains restricted funds related to:

	2020	2019
	S/(000)	S/(000)
Repurchase agreements with the BCRP (*)	542,922	1,208,506
Derivative financial instruments, Note 10(b)(i)	70,559	57,816
Others	4,203	4,615

Total	617,684	1,270,937

(*)
As of December 31, 2020, correspond to deposits maintained in the BCRP which guarantee agreements amounting to S/520,000,000 (guaranteed agreements amounting to S/1,205,200,000 as of December 31, 2019); see Note 12(b).

Cash and cash equivalents presented in the consolidated statements of cash flows exclude the restricted funds and accrued interest; see Note 3.4(af).

(e)	Inter-bank funds
These are loans made between financial institutions with maturity, in general, minor than 30 days. As of December 31, 2020, Inter-bank funds assets accrue interest at an annual rate of 0.25 percent in foreign currency and Inter-bank funds liabilities accrue interest at an annual rate of 0.25 percent in foreign currency (annual rate of 2.26 percent in national currency for Inter-bank funds assets and annual rate of 2.25 percent in national currency and 1.75 percent in foreign currency for Inter-bank funds liabilities, as of December 31, 2019) and do not have specific guarantees.